Securities	12 Months Ended
Dec. 31, 2011
Securities
SECURITIES

5. SECURITIES

The amortized cost and fair value of securities as of December 31, 2011 and 2010, by contractual maturity, are shown below (in thousands). Expected maturities may differ from contractual maturities because the securities may be called or prepaid with or without prepayment penalties.

	December 31, 2011
Securities Available for Sale Type and maturity	Amortized Cost	Fair Value	Gross Unrealized Gains	Gross Unrealized Losses
U.S. Treasury securities and obligations of U.S. Government agencies and corporations
Within one year	$2,918	$2,947	$29	$—
After one year but within five years	51,629	52,202	584	(11)
After five years but within ten years	12,497	12,539	42	—

	67,044	67,688	655	(11)
Obligations of state and political subdivisions
Within one year	11,076	11,154	78	—
After one year but within five years	21,944	22,289	369	(24)
After five years but within ten years	3,976	4,147	173	(2)

	36,996	37,590	620	(26)
Corporate notes
After one year but within five years	1,000	1,004	4	—

	1,000	1,004	4	—
Mortgage-backed securities	4,035	4,109	74
Equity securities	985	890	97	(192)

Total	$110,060	$111,281	$1,450	$(229)

	December 31, 2010
Securities Available for Sale Type and maturity	Amortized Cost	Fair Value	Gross Unrealized Gains	Gross Unrealized Losses
U.S. Treasury securities and obligations of U.S. Government agencies and corporations
After one year but within five years	$34,607	$34,783	$348	$(172)
After five years but within ten years	3,000	2,913	—	(87)

	37,607	37,696	348	(259)
Obligations of state and political subdivisions
Within one year	12,219	12,390	175	(4)
After one year but within five years	24,493	24,877	488	(104)
After five years but within ten years	1,826	1,626	—	(200)

	38,538	38,893	663	(308)
Corporate notes
After one year but within five years	1,000	1,028	28	—

	1,000	1,028	28	—

Mortgage-backed securities	1,246	1,345	99
Equity securities	935	961	106	(80)

Total	$79,326	$79,923	$1,244	$(647)

Certain obligations of the U.S. Government and state and political subdivisions are pledged to secure public deposits, securities sold under agreements to repurchase and for other purposes as required or permitted by law. The carrying value of the pledged assets was $25,953,000 and $31,951,000 at December 31, 2011 and 2010, respectively.

In addition to cash received from the scheduled maturities of securities, some investment securities available for sale are sold at current market values during the course of normal operations. Following is a summary of proceeds received from all investment securities transactions and the resulting realized gains and losses (in thousands):

	Years Ended Dece mber 31,
	2011	2010	2009
Gross proceeds from sales of securities	$—	$—	$5,004
Securities available for sale:
Gross realized gains from called securities	$6	$31	$22
Gross realized losses	—	—	(5)

The following table shows gross unrealized losses and fair value, aggregated by category and length of time that individual securities have been in a continuous unrealized loss position, at December 31, 2011 (in thousands):

	Unrealized Losses at December 31, 2011
	Less Than 12 Months		12 Months or More		Total
	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
U.S. Treasury securities and obligations of U.S. Government agencies and corporations	$6,489	$(11)	$—	$—	$6,489	$(11)
Obligations of state and political subdivisions	4,321	(26)	—	—	4,321	(26)

Debt securities	10,810	(37)	—	—	10,810	(37)
Equity securities	423	(80)	232	(112)	655	(192)

Total temporarily impaired securities	$11,233	$(117)	$232	$(112)	$11,465	$(229)

The unrealized losses noted above are considered to be temporary impairments. This decline in the values of the debt securities is due only to interest rate fluctuations, rather than erosion of issuer credit quality. As a result, the payment of contractual cash flows, including principal repayment, is not at risk. As management does not intend to sell the securities, does not believe the Company will be required to sell the securities before recovery and expects to recover the entire amortized cost basis, none of the debt securities are deemed to be other-than-temporarily impaired.

Equity securities owned by the Company consist of common stock of various financial services providers ("Bank stocks") that have traditionally been high-performing stocks. During 2008 and 2009, market values of most of the Bank stocks materially declined. This trend stabilized somewhat in 2010 and 2011. As part of the quarterly analysis performed to assess impairment of its investment portfolio, management determined that some of the unrealized losses in the Bank stock portfolio were "other than temporary" in 2009 through 2010. Considerations used to determine other-than-temporary impairment status to individual holdings include the length of time the stock has remained in an unrealized loss position, and the percentage of unrealized loss compared to the carrying cost of the stock, dividend reduction or suspension, market analyst reviews and expectations, and other pertinent information that would affect expectations for recovery or further decline. There were six equity securities that comprise a group of securities with unrealized losses for 12 months or more at December 31, 2011 carrying a total gross unrealized loss of $112,000. In the aggregate, the unrealized loss on this group of securities increased by $37,000 from December 31, 2010 to December 31, 2011, but individually, none of the six have significant unrealized losses. Of the six equity securities that have sustained unrealized losses for more than 12 months, four have increased in fair value during the fourth quarter of 2011, indicating the possibility of full recovery and therefore are deemed to be temporarily impaired. Of the two remaining stocks experiencing sustained unrealized losses, the amount of individual loss is not material and increases in value were noted, at times, in 2012. In 2010 and 2009, a total of $40,000 and $226,000, respectively, was recorded as other-than-temporary impairment charges on certain bank stocks held by the Company. Management continues to track the performance of each stock owned to determine if it is prudent to deem any further other-than-temporary impairment charges. Management has the ability and intent to hold its equity securities until recovery of unrealized losses.

If market values of the bank stocks recover, accounting principles generally accepted in the United States of America do not allow reversal of the other-than-temporary impairment charge previously recognized until the security is sold, at which time any proceeds above the carrying value will be recognized as gain on the sale of investment securities.

There are 23 debt securities that had unrealized losses for less than 12 months. These securities have maturity dates ranging from September 2013 to April 2017. These securities represent approximately 9.9% of the total debt securities' amortized cost as of December 31, 2011.

The following table shows gross unrealized losses and fair value, aggregated by category and length of time that individual securities had been in a continuous unrealized loss position, at December 31, 2010 (in thousands):

	Less Than 12 Months		12 Months or More		Total
	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
U.S. Treasury securities and obligations of U.S. Government agencies and corporations	$17,859	$(259)	$—	$—	$17,859	$(259)
Obligations of state and political subdivisions	9,719	(304)	881	(4)	10,600	(308)

Debt securities	27,578	(563)	881	(4)	28,459	(567)
Equity securities	389	(5)	270	(75)	659	(80)

Total temporarily impaired securities	$27,967	$(568)	$1,151	$(79)	$29,118	$(647)